[LOGO]

[THE HARTFORD]

May 1, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

Re:                               Hartford Life Insurance Company Separate Account Three (“Registrant”)

File No. 333-136543 The Director

Hartford Life and Annuity Insurance Company Separate Account Three (“Registrant”)
File No. 333-136545	The Director
File No. 033-80732	Select Dimensions Series I

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                   The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                   The text of the Registrant’s most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on April 23, 2012.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-5910.

Very truly yours,

/s/ Sharon Tomko

Sharon Tomko
Senior Legal Specialist